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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/13 – 06/30/14

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22043
Reporting Period: 07/01/2013 - 06/30/2014
Invesco Dynamic Credit Opportunities Fund

==================== Invesco Dynamic Credit Opportunities Fund ================

LyondellBasell Industries NV

Ticker:                     Security ID: N53745100
Meeting Date: APR 16, 2014  Meeting Type: Annual
Record Date: MAR 19, 2014

#   Proposal                                    Mgt Rec  Vote Cast  Sponsor
1a  Elect Jagjeet S. Bindra to Supervisory      For      For        Management
    Board
1b  Elect Milton Carroll to Supervisory Board   For      For        Management
1c  Elect Claire S. Farley to Supervisory Board For      For        Management
1d  Elect Rudy van der Meer to Supervisory      For      For        Management
    Board
1e  Elect Isabella D. Goren to Supervisory      For      For        Management
    Board
1f  Elect Nance K. Dicciani to Supervisory      For      For        Management
    Board
2a  Elect Karyn F. Ovelmen to Management Board  For      For        Management
2b  Elect Craig B. Glidden to Management Board  For      For        Management
2c  Elect Bhavesh V. Patel to Management Board  For      For        Management
2d  Elect Patrick D. Quarles to Management      For      For        Management
    Board
2e  Elect Timothy D. Roberts to Management      For      For        Management
    Board
3   Adopt Financial Statements and Statutory    For      For        Management
    Reports
4   Approve Discharge of Management Board       For      For        Management
5   Approve Discharge of Supervisory Board      For      For        Management
6   Ratify PricewaterhouseCoopers LLP as        For      For        Management
    Auditors
7   Ratify PricewaterhouseCoopers Accountants   For      For        Management
    N.V. as Auditors

                                    Page 1

8   Approve Dividends of USD 2.20 Per Share     For      For        Management
9   Advisory Vote to Ratify Named Executive     For      For        Management
    Officers' Compensation
10  Authorize Repurchase of Up to 10 Percent    For      For        Management
    of Issued Share Capital
11  Approve Cancellation of up to 10 Percent    For      For        Management
    of Issued Share Capital in Treasury Account

--------------------------------------------------------------------------------

NOBINA AB, SOLNA

Ticker:                     Security ID: W22255108
Meeting Date: MAY 28, 2014  Meeting Type: Annual General Meeting
Record Date: MAY 22, 2014

#   Proposal                                    Mgt Rec  Vote Cast  Sponsor
8   RESOLUTION REGARDING THE ADOPTION OF THE    For      For        Management
    INCOME STATEMENT AND THE BALANCE SHEET AND
    THE CONSOLIDATED INCOME STATEMENT AND THE
    CONSOLIDATED BALANCE SHEET
9   RESOLUTION REGARDING APPROPRIATION OF THE   For      For        Management
    COMPANY'S RESULTS IN ACCORDANCE WITH THE
    ADOPTED BALANCE SHEET
10  RESOLUTION REGARDING DISCHARGE OF THE       For      For        Management
    MEMBERS OF THE BOARD OF DIRECTORS AND THE
    MANAGING DIRECTOR FROM LIABILITY
11  DETERMINATION OF THE NUMBER OF MEMBERS OF   For      For        Management
    THE BOARD OF DIRECTORS AS WELL AS
    AUDITORS: THE NUMBER OF MEMBERS OF THE
    BOARD OF DIRECTORS SHALL BE FIVE (5), WITH
    NO DEPUTY MEMBERS. THE COMPANY SHALL HAVE
    ONE AUDITOR, WITH NO DEPUTY AUDITOR
12  DETERMINATION OF FEES FOR MEMBERS OF THE    For      For        Management
    BOARD OF DIRECTORS AND AUDITORS
13  ELECTION OF MEMBERS OF BOARD OF DIRECTORS   For      For        Management
    AND AUDITOR: RE-ELECTION OF JOHN ALLKINS,
    BIRGITTA KANTOLA, GRAHAM OLDROYD, GUNNAR
    REITAN AND JAN SJOQVIST AS MEMBERS OF THE
    BOARD OF DIRECTORS. JAN SJOQVIST IS
    PROPOSED TO BE RE-ELECTED AS CHAIRMAN OF
    THE BOARD. RE-ELECTION OF THE CURRENT
    AUDITOR OF THE COMPANY, ERNST & YOUNG AB
14  THE BOARD OF DIRECTORS' PROPOSAL REGARDING  For      For        Management
    PRINCIPLES FOR THE NOMINATION COMMITTEE
15  THE BOARD OF DIRECTORS' PROPOSAL ON         For      For        Management
    GUIDELINES FOR REMUNERATION TO THE SENIOR
    MANAGEMENT
16  THE BOARD OF DIRECTORS' PROPOSAL REGARDING  For      For        Management
    RESOLUTION ON A DIRECTED ISSUE OF NEW
    SHARES

                                    Page 2

========== END NPX REPORT

                                    Page 3

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date	August 12, 2016

*	Please print the name and title of the signing officer below the signature